Cash and cash equivalents	6 Months Ended
Dec. 31, 2023
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Cash and cash equivalents	Note 5. Cash and cash equivalents

	Consolidated
	December 2023	June 2023
	$	$
Cash at bank and on hand	3,562,602	5,241,197